Schedule of employee benefits expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Salaries, wages and bonuses	$ 1,219,824	$ 524,521
Directors’ remuneration	749,625	373,093
Directors’ fees	64,002	64,002
Employer’s contribution to defined contribution plans including Central Provident Fund	59,308	60,679
Other short term benefit	36,272	27,602
Employee benefits expense	$ 2,129,031	$ 1,049,897